Risk/Return Detail Data - FidelitySAICanadaEquityIndexFund-PRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Concord Street Trust
FidelitySAICanadaEquityIndexFund-PRO | Fidelity SAI Canada Equity Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI Canada Equity Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI Canada Equity Index Fund seeks to provide investment results that correspond to the total return of Canadian stocks.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from July 11, 2024 to October 31, 2024, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate	none
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the MSCI Canada Index and in depositary receipts representing securities included in the index. The MSCI Canada Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the large and mid-cap segments of the Canada market. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price -to-earnings (P/E) ratio, price -to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the MSCI Canada Index. Lending securities to broker-dealers or other institutions to earn income.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySAICanadaEquityIndexFund-PRO | Fidelity SAI Canada Equity Index Fund | Fidelity SAI Canada Equity Index Fund
Risk/Return:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual operating expenses	0.15%
1 year	$ 15
3 years	$ 48

[1]	A Based on estimated amounts for the current fiscal year.